SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	250,747,255	247,551,999
Ordinary shares, shares outstanding	250,747,255	247,551,999
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	250,747,255	247,551,999
Ordinary shares, shares outstanding	250,747,255	247,551,999